Income Taxes (Details Narrative) - USD ($) $ in Thousands					3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 04, 2017	Apr. 01, 2015	Apr. 01, 2014	Mar. 31, 2014	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Income tax rate									34.00%	34.00%
Revaluation of deferred tax assets and liabilities									$ 17,300
Accrued liabilities					$ 1,600		$ 1,600
Income Tax Provision					$ 12		$ 221
Previous U.S. federal corporate tax rate							35.00%
U.S. federal corporate tax rate							21.00%
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate									21.00%
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate									35.00%
Federal Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards									$ 12,500
Foreign Tax Authority [Member] | Her Majesty's Revenue and Customs (HMRC) [Member]
Operating Loss Carryforwards [Line Items]
Standard corporate income tax rate		20.00%	21.00%	23.00%
Description of standard corporate income tax rate										The rate further reduced to 19% effective April 1, 2017.
Foreign Tax Authority [Member] | Her Majesty's Revenue and Customs (HMRC) [Member] | Photo Therapeutics Limited [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards									$ 12,800
Percentage of valuation allowance									100.00%
Foreign Tax Authority [Member] | Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Standard corporate income tax rate	25.00%
Reduction in standard corporate income tax rate	1.50%
Foreign Tax Authority [Member] | Israel Tax Authority [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Standard corporate income tax rate										25.00%
Foreign Tax Authority [Member] | Israel Tax Authority [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Standard corporate income tax rate										26.50%
Federal Jurisdiction [Member] | Internal Revenue Service (IRS) [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Expiration year									2022
Federal Jurisdiction [Member] | Internal Revenue Service (IRS) [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Expiration year									2037